Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
Operating Expenses
15.	Operating Expenses

The following expense items have been included in arriving at loss before tax:

	For the year ended December 31,
	2025		2024		2023
Depreciation and amortization	US$	773,366	US$	584,227	US$	168,784
Professional and contracted fees		3,566,527		3,417,680		771,240
Travel expenses		1,110,150		411,481		368,923
Employee benefits expense		7,060,779		1,467,049		234,276
Taxes and permits		248,301		176,293		-
Utilities and office		56,360		11,401		-
Insurance		227,706		29,248		-
Selling and marketing expenses		1,178,142		922,087		186,046
Other administrative expenses		1,247,382		439,307		342,375
	US$	15,468,713	US$	7,458,773	US$	2,071,644